Loans and Borrowings - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Property, plant and equipment	$ 483	$ 512
Secured bank loans received current	55	67
Motor Vehicles Held For Leasing [Member]
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Property, plant and equipment	$ 289	$ 294